Lease Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2018, future minimum lease payments on operating and capital leases under ASC 840 were as follows (in thousands):

	Operating Leases	Capital Leases
2019	$3,529	$541
2020	3,532	105
2021	3,329	33
2022	3,172	7
2023	3,059	—
Thereafter	13,999	—
Total minimum lease payments	$30,620	$686
Imputed interest	—	(25)
Present value of minimum lease payments	$30,620	$661

As of December 31, 2018, future minimum lease payments on capital and operating leases were as follows (in thousands):

	Capital Leases	Operating Leases
2019	$541	$3,529
2020	105	3,532
2021	33	3,329
2022	7	3,172
2023	—	3,059
Thereafter	—	13,999
Total minimum lease payments	686	30,620
Imputed interest	(25)	—
Present value of minimum lease payments	$661	$30,620

Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2018, future minimum lease payments on operating and capital leases under ASC 840 were as follows (in thousands):

	Operating Leases	Capital Leases
2019	$3,529	$541
2020	3,532	105
2021	3,329	33
2022	3,172	7
2023	3,059	—
Thereafter	13,999	—
Total minimum lease payments	$30,620	$686
Imputed interest	—	(25)
Present value of minimum lease payments	$30,620	$661

As of December 31, 2018, future minimum lease payments on capital and operating leases were as follows (in thousands):

	Capital Leases	Operating Leases
2019	$541	$3,529
2020	105	3,532
2021	33	3,329
2022	7	3,172
2023	—	3,059
Thereafter	—	13,999
Total minimum lease payments	686	30,620
Imputed interest	(25)	—
Present value of minimum lease payments	$661	$30,620